COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future Minimum Rental Payments For Operating Leases [Line Items]
2014	$ 351
2015	326
2016	213
Total	$ 890